Consolidated Statement of Cash Flows (Statement) $ in Thousands, ¥ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (4,187)	$ (6,370)	$ (15,283)	$ (25,798)
Adjustments to reconcile net loss to net cash used in operating activities:
Capitalized interest cost	189	187	608	496
Depreciation and amortization	236	304	1,216	1,374
Inventory write-off	169	0	155	0
Stock-based compensation	132	139	566	585
Loss on disposal of property and equipment			0	75
Loss in joint venture	1,419	1,127	3,703	2,404
Changes in fair value of promissory notes	(2,321)	33	167	1,060
Changes in operating assets and liabilities:
Accounts receivable	(668)	(407)	(429)	(280)
Inventory	(264)	70	(293)	(669)
Prepaid expenses and other current assets	(603)	164	(154)	396
Other assets	9	1	(42)	16
Accounts payable and accrued expenses	(179)	(449)	509	(323)
Deferred revenue			(3,000)	3,000
Accrued payroll and benefits	(83)	(150)	(13)	(21)
Net cash used in operating activities	(6,151)	(5,351)	(12,290)	(17,685)
Cash flows from investing activities:
Purchases of property and equipment			(203)	(332)
Investment in joint venture	(1,548)	(189)	(2,698)	(1,852)
Net cash used in investing activities	(1,548)	(189)	(2,901)	(2,184)
Cash flows from financing activities:
Proceeds from issuance of development loans	0	5,000	15,000	0
Proceeds from stock option exercise	18	0
Payment for repurchase of common stock	(211)	0
Loan repayment	(50)	0
Proceeds from issuance of common stock, net of offering cost	19,741	0
Proceeds from issuance of revolving credit facility			0	10,000
Principal payments on promissory notes			0	(13,000)
Proceeds from issuance of Series 3 convertible preferred stock			0	16,000
Net cash provided by financing activities	19,498	5,000	15,000	13,000
Effect of foreign exchange rate changes on cash and cash equivalents	(26)	(22)	(3)	(35)
Net decrease in cash and cash equivalents	11,773	(562)	(194)	(6,904)
Cash and cash equivalents at beginning of year	2,875	3,069	3,069	9,973
Cash and cash equivalents at end of year	14,648	2,507	2,875	3,069
Supplemental disclosures of cash flow information:
Interest expense paid	$ 0	$ 346	496	328
Supplemental non-cash financing activity:
Private placement offering cost			$ 177	$ 0